Financial debt (Tables)	12 Months Ended
Dec. 31, 2024
Financial debt
Schedule of debt

	As of
	December 31,
(In thousands of euros)	2022	2023	2024
Bank borrowings	29,689	27,206	45,197
Derivatives instruments	9,876	10,265	97,715
Accrued interest payable on loans	316	3,719	4,477
Lease liabilities	4,510	6,565	4,654
Royalty certificates liabilities	—	6,327	29,207
Total debt	44,390	54,082	181,250

Schedule of maturity of long-term and short-term debt

December 31, 2024	Less than 1	Between 1 and	Between 3 and	More than
(in thousands of euros)	year	3 years	5 years	5 years
Bank borrowings	3,275	39,252	2,002	668
Derivatives	73,400	24,315	—	—
Accrued interest payable on loans	73	4,404	—	—
Lease liabilities	2,520	2,135	—	—
Royalty certificates liabilities	—	—	—	29,207
Total debt	79,268	70,105	2,002	29,875

December 31, 2023	Less than 1	Between 1 and	Between 3 and	More than
(in thousands of euros)	year	3 years	5 years	5 years
Bank borrowings	2,928	4,872	17,848	1,558
Derivatives	—	—	10,265	—
Accrued interest payable on loans	82	—	3,636	—
Lease liabilities	2,298	4,267	—	—
Royalty certificates liabilities	—	—	—	6,327
Total debt	5,308	9,140	31,749	7,885

December 31, 2022	Less than 1	Between 1 and	Between 3 and	More than
In thousands of euros	year	3 years	5 years	5 years
Bank borrowings	4,474	4,999	17,768	2,448
Derivatives	—	—	9,876	—
Accrued interest payable on loans	100	—	216	—
Lease liabilities	1,277	3,233	—	—
Total debt	5,851	8,232	27,860	2,448

Schedule of changes in borrowings

(In thousands of euros)
January 1, 2022	10,119
Subscription of state-guaranteed PGE loan	1,780
Subscription of PPR loan	3,560
Subscription of derivatives instruments (2)	9,649
Subscription of bank borrowings (1) (2)	15,400
New lease contracts	5,109
Repayment of bank borrowings	(1,033)
Repayment of lease liabilities	(735)
Capitalized interests	308
Change in fair value of derivatives instruments (2)	407
Exchange rate change	6
December 31, 2022	44,390
New lease contracts	3,706
Issue of royalty certificates (1)	5,100
Repayment of bank borrowings	(2,485)
Repayment of lease liabilities	(1,612)
Interests on royalty certificates	1,227
Capitalized interest (2)	3,405
Change in fair value of derivatives instruments (2)	389
Exchange rate change	(38)
December 31, 2023	54,082
Subscription of short-term derivatives instruments (3)	89,400
Subscription of long-term derivatives instruments and bank borrowings (1) (2)	24,916
Subscription of short-term bank borrowings	4
Subscription of lease liabilities	428
Issue of royalty certificates (1)	19,701
Repayment of bank borrowings	(2,606)
Repayment of lease liabilities	(2,386)
Interests on royalty certificates	3,179
Capitalized long-term interest(2)	8,254
Capitalized short-term interest	(9)
Change in fair value of derivatives instruments (2)	18,241
Exchange rate change	48
December 31, 2024	181,250

(1)Net proceeds

(2)EIB’s loan and warrants

(3)T2 New Shares and T2 BSAs call options

Movements are further detailed as follows:

	Debt						Debt
	carried						carried
	on the					Effect of	on the
	balance				Fair	movements	balance
	sheet on				Value	in	sheet on
	January 1,	Additions	Capitalized	Repayments	Variation	exchange	December 31,
In thousands of euros	2024	(+)	Interests	(-)	(+/-)	rates	2024
PGE SG 2020	2,096	—	—	(835)	—	—	1,261
PGE BPI France 2020	2,269	—	—	(825)	—	—	1,444
PGE CA 2020	2,096	—	—	(835)	—	—	1,261
PPR CA 2022	1,780	—	—	—	—	—	1,780
PPR SG 2022	1,780	—	—	—	—	—	1,780
PGE BPI France 2022	1,780	—	—	(111)	—	—	1,669
EIB Tranche A 2022	15,400	—	7,486	—	—	—	22,886
EIB Tranche B 2024	—	13,107	—	—	—	—	13,107
Bank overdraft	5	4	—	—	—	—	9
Total Bank Borrowings	27,205	13,111	7,486	(2,606)	0	0	45,197
EIB Warrants Tranche A	10,265	—	—	—	1,722	—	11,987
EIB Warrants Tranche B	—	11,809	—	—	519	—	12,328
T2 New Shares and T2 BSAs call options(1)	—	89,400	—	—	(16,000)	—	73,400
Derivatives	10,265	101,209	0	0	(13,759)	0	97,715
Accrued interest payable on loans	3,719	—	758	—	—	—	4,477
2023 Royal Certificates	6,327	—	1,723	—	—	—	8,050
2024 Royal Certificates	—	19,701	1,456	—	—	—	21,157
Royalty certificates liabilities	6,327	19,701	3,179	0	0	0	29,207
Lease liabilities	6,566	428	—	(2,386)	—	48	4,654
Total Debt	54,082	134,449	11,424	(4,992)	(13,759)	48	181,250

(1)Non cash movement

	Debt						Debt
	carried						carried
	on the					Effect of	on the
	balance					movements	balance
	sheet on				Fair	in	sheet on
	January 1,	Additions	Capitalized	Repayments	Value	exchange	December 31,
In thousands of euros	2023	(+)	Interests	(-)	Variation	rates	2023
Lease liabilities	4,510	3,706	—	(1,612)	—	(38)	6,566
PGE SG 2020 (state-guaranteed)	2,926	—	—	(830)	—	—	2,096
PGE BPI France 2020 (state-guaranteed)	3,094	—	—	(825)	—	—	2,269
PGE CA 2020 (state-guaranteed)	2,926	—	—	(830)	—	—	2,096
PPR CA 2022	1,780	—	—	—	—	—	1,780
PPR SG 2022	1,780	—	—	—	—	—	1,780
PGE BPI France 2022 (state-guaranteed)	1,780	—	—	—	—	—	1,780
EIB Tranche A 2022	15,400	—	—	—	—	—	15,400
EIB Warrants 2022	9,876	—	—	—	389	—	10,265
Royal Certificates	—	5,100	1,227	—	—	—	6,327
Accrual interests	319	—	3,405	—	—	—	3,724
Total Debt	44,390	8,806	4,632	(4,097)	389	(38)	54,082

						Debt carried
	Debt carried				Effect of	on the
	on the balance				movements	balance sheet
	sheet on January 1,	Additions	Repayments	Fair Value	in exchange	on December 31,
In thousands of euros	2022	(+)	(-)	Variation	rates	2022
Lease liabilities	130	5,109	(735)	—	6	4,510
PGE SG 2020 (state-guaranteed)	3,339	—	(413)	—	—	2,926
PGE BPI France 2020 (state-guaranteed)	3,300	—	(206)	—	—	3,094
PGE CA 2020 (state-guaranteed)	3,339	—	(413)	—	—	2,926
PPR CA 2022	—	1,780	—	—	—	1,780
PPR SG 2022	—	1,780	—	—	—	1,780
PGE BPI France 2022 (state-guaranteed)	—	1,780	—	—	—	1,780
EIB Tranche A 2022	—	15,400	—	—	—	15,400
EIB Warrants 2022	—	9,469	—	407	—	9,876
Accrual interests	11	308	—	—	—	319
Total Debt	10,119	35,625	(1,767)	407	6	44,390

Schedule of valuation approach for BSA arrangement

The hypothesis and results are detailed in the following tables:

	EIB warrants tranche A	EIB warrants tranche B
	2022	2024
Grant date	11/28/2022	01/04/2024
Expiration date	11/28/2034	01/04/2036
Number of BSA issued	2,266,023	3,144,654
Number of shares per BSA	1	1
Subscription premium price per share (€)	0.01	0.01
Exercise price per share (€)	4.02	3.95
Valuation method	Longstaff Schwartz	Longstaff Schwartz

	As of November 28,	As of December 31,	As of December 31,
EIB warrants tranche A	2022 (Grant Date)	2023	2024
Number of BSA outstanding	2,266,023	2,266,023	2,266,023
Number of shares per BSA	1.00	1.20	2.70
Stock price (€)	4.13	4.10	2.18
Maturity (years)	12.0	10.9	9.9
Volatility	68%	62%	58.3%
Cap of the put option (in millions of euros)	25.0	25.0	25.0
Risk free rate	Euribor 6M	Euribor 6M	Euribor 6M
Expected dividends	—	—	—
Fair Value (in thousands of euros)	9,469	10,266	11,987
Unit fair value (€)	4.18	4.53	5.29

	As of January 4,	As of December 31,
EIB warrants tranche B	2024 (Grant Date)	2024
Number of BSA outstanding	3,144,654	3,144,654
Number of shares per BSA	1.00	2.13
Stock price (€)	4.12	2.18
Maturity (years)	12.0	11.0
Volatility	62%	58.3%
Cap of the put option (in millions of euros)	25.0	25.0
Risk free rate	Euribor 6M	Euribor 6M
Expected dividends	—	—
Fair Value (in thousands of euros)	11,809	12,328
Unit fair value (€)	3.76	3.92

Schedule of hypothesis and results

The hypothesis and results are detailed in the following tables:

	T2 New Shares	T2 BSAs
Maturity date	03/31/2025	03/31/2025
Number of instruments (in millions of units)	42.5	43.4
Subscription premium price per share (€)	1.35	1.34
Exercise price per share (€)	N.A.	€0.01
Valuation method	Black & Scholes	Black & Scholes

	As of December 11, 2024
	T2 New Shares	T2 BSAs
Number of instruments (in millions of units)	42.5	43.4
Number of shares per instruments	1.00	1.00
Stock price (€)	2.37	2.37
Maturity (months)	3.5	3.5
Volatility	59.3%	59.3%
Risk free rate	Euribor 3M	Euribor 3M
Expected dividends	—	—
Fair Value (in thousands of euros)	44,000	45,400
Unit fair value	1.04	1.05

	As of December 31, 2024
	T2 New Shares	T2 BSAs
Number of instruments (in millions of units)	42.5	43.4
Number of shares per instruments	1.00	1.00
Stock price (€)	2.18	2.18
Maturity (months)	3.0	3.0
Volatility	58.3%	58.3%
Risk free rate	Euribor 3M	Euribor 3M
Expected dividends	—	—
Fair Value (in thousands of euros)	36,100	37,300
Unit fair value	0.85	0.86